Accounts Receivable - Schedule of Movements of Allowance for Credit Losses (Details) ¥ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Movements of Allowance for Credit Losses [Abstract]
Opening balance	¥ 191		¥ 277
Write offs	(151)		(86)
Ending balance	¥ 40		¥ 191